Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Jefferson Capital, Inc. / DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42718
Entity Tax Identification Number	33-1923926
Entity Address, Address Line One	600 SOUTH HIGHWAY 169
Entity Address, Adress Line Two	SUITE 1575
Entity Address, City or Town	MINNEAPOLIS
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	320
Local Phone Number	229-8505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	JCAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002046042
Amendment Flag	false